CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 3,455	£ 3,362
Information about entity's definitions of default	The probability of default (PD) of an exposure, both over a 12 month period and over its lifetime, is a key input to the measurement of the ECL allowance. Default has occurred when there is evidence that the customer is experiencing significant financial difficulty which is likely to affect the ability to repay amounts due. The definition of default adopted by the Group is described in note 2(H) Impairment of financial assets. The Group has rebutted the presumption in IFRS 9 that default occurs no later than when a payment is 90 days past due for UK mortgages. As a result, at 31 December 2019, approximately £0.6 billion of UK mortgages (31 December 2018: £0.6 billion) were classified as Stage 2 rather than Stage 3; the impact on the Group’s ECL allowance was not material.
Loans and advances to customers	£ 494,988	484,858
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	Performing assets are classified as either Stage 1 or Stage 2. An ECL allowance equivalent to 12 months expected losses is established against assets in Stage 1; assets classified as Stage 2 carry an ECL allowance equivalent to lifetime expected losses. Assets are transferred from Stage 1 to Stage 2 when there has been a significant increase in credit risk (SICR) since initial recognition. The Group uses a quantitative test together with qualitative indicators to determine whether there has been a SICR for an asset. For retail, a deterioration in the Retail Master Scale of four grades for credit cards, personal loans or overdrafts, three grades for personal mortgages, or two grades for UK motor finance accounts is treated as a SICR. For Commercial a doubling of PD with a minimum increase in PD of 1 per cent and a resulting change in the underlying grade is treated as a SICR. All financial assets are assumed to have suffered a SICR if they are more than 30 days past due.
Liabilities Arising From Insurance Contracts and Participating Investment Contracts	£ 111,449	98,874
Net defined benefit liability (asset)	550	1,146	£ 509
Net defined benefit asset	681	1,267
Net defined benefit liability	257	245
Deferred tax assets	2,666	2,453
Other provisions	3,323	3,547
Financial assets, at fair value	211,650	206,939
Financial liabilities, at fair value	47,265	51,920
Defined benefit pension schemes [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Net defined benefit liability (asset)	550	1,146
Net defined benefit asset	681	1,267
Net defined benefit liability	131	121
Insurance Contracts and Participating Investment Contracts [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Liabilities Arising From Insurance Contracts and Participating Investment Contracts	111,449	98,874
In-Force [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Value Of In-force Insurance And Participating Investment Contracts	5,311	4,491
Acquired In-Force [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Acquired Value of Inforce Nonparticipating Investment Contracts	247	271
Post-model adjustments [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ 161	195
Percentage increase (decrease) in allowance account for credit losses of financial assets	5.00%
Historical Regulatory Breaches [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Other provisions	£ 2,408	2,385
Stage 2 [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Loans and advances to customers	600	600
Tax Losses [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	3,611	3,778
Not Recognized
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	428	584
Drawn balance [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	3,278	3,169
End of term risk on interest only mortgages [Member] | Post-model adjustments [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	132	114
Mortgage accounts in long term default [Member] | Post-model adjustments [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	33	47
Extension of modelled lifetime on Retail revolving products [Member] | Post-model adjustments [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	36	34
Temporary effects of bureau data changes [Member] | Post-model adjustments [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ 40